Hedge Structure - Cash Flow (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Portion Accumulated [Member]
IfrsStatementLineItems [Line Items]
Government Bonds (LFT)	R$ (982,648)	R$ 727,437	R$ 503,665
Bancary Deposit Receipt - CDB	402,779
Cash Flow Hedge Total	(816,500)	800,190	637,443
Portion Ineffective [Member]
IfrsStatementLineItems [Line Items]
Government Bonds (LFT)
Bancary Deposit Receipt - CDB
Cash Flow Hedge Total
Hedge Structure Effective Portion Accumulated [Member] | Fair Value Hedge Hedge Structure [Member]
IfrsStatementLineItems [Line Items]
Fair value edge eurobonds	(0)	14,666	(6,074)
Fair value edge trade finance off	236,630	58,088	139,852
Hedge Structure Portion Ineffective [Member] | Fair Value Hedge Hedge Structure [Member]
IfrsStatementLineItems [Line Items]
Fair value edge eurobonds	(0)	(0)	(0)
Fair value edge trade finance off	R$ (0)	R$ (0)	R$ (0)